Earnings (Loss) Per Ordinary Share (Details) - shares		6 Months Ended
	Jun. 16, 2021	Jun. 30, 2023	Jun. 16, 2022
Earnings (Loss) Per Ordinary Share (Details) [Line Items]
Escrow shares		3,867,481
Percentage of escrow shares	50.00%		50.00%
Class B Ordinary Shares [Member]
Earnings (Loss) Per Ordinary Share (Details) [Line Items]
Escrow shares	1,933,740
Share issued		14,000,000
Class A Ordinary Shares [Member]
Earnings (Loss) Per Ordinary Share (Details) [Line Items]
Share issued		101,400,000